Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of consolidation [Policy Text Block]

(a) Basis of consolidation

(i) Subsidiaries

The consolidated financial statements include the accounts of the Company and its subsidiaries as at December 31, 2021, HB2 Origination, LLC (Note 14 - consolidate at 100% with non-controlling interest), AIP Holdco GP, LLC, AIP Holdco, LP, AIP Intermediate, LLC, AIP Borrower GP, LLC, AIP Borrower, LP, Alpine Summit Energy Investors, Inc, Alpine CapH4, LLC, Ageron Energy II, LLC, HB2 Midco, LLC, Alpine Maverick I GP, LLC, Alpine Maverick I, LP, Alpine Maverick II GP, LLC, Alpine Maverick II, LP, HB2 Midco III, LLC, Alpine Maverick III GP, LLC, Alpine Maverick III, LP, HB2 Midco IV, LLC, Alpine Maverick IV GP, LLC, and Alpine Maverick IV, LP.

The Company has control of an investee entity when it is exposed, or has rights, to variable returns from its involvement in the investee and has the ability to affect those returns through its power over the investee. Subsidiaries are fully consolidated on a line-by-line basis, recognizing all their assets, liabilities, income and expenses and recording any non-controlling interest for the portion not owned by the Company from the date on which control in obtained. Intercompany transactions and balances between the Company and its subsidiaries are eliminated. Transactions with non-controlling interests that do not result in loss of control are accounted for as equity transactions. The difference between fair value of any consideration paid and the acquired share of the carrying value of nets assets of the subsidiary is recorded in equity. Gains or losses on disposals to non- controlling interests are also recorded in equity.

(ii) Joint arrangements

A portion of the Company's oil and natural gas business activities involve jointly controlled assets and are conducted under joint operating agreements. The Company has assessed the nature of its joint arrangements and determined them to be joint operations. These consolidated financial statements reflect only the Company's proportionate share of the joint operation's controlled assets and liabilities it has incurred, its share of any liabilities jointly incurred with other joint interest partners, income from the sale or use of its share of the joint operation's output, together with its share of expenses incurred by the joint operation and any expenses it incurs in relation to its interest in the joint operation and a share of production in such activities.

Business combinations [Policy Text Block]

(b) Business combinations

Business combinations are accounted for using the acquisition method when the acquisitions of companies and/or assets meet the definition of a business under IFRS. The cost of an acquisition is measured at the fair value of the assets given up, equity instruments issued and liabilities incurred or assumed at the date of acquisition. The acquired identifiable assets and liabilities and any contingent consideration are measured at their fair value at the date of acquisition. The fair value of property, plant and equipment is the estimated amount for which these assets could be exchanged on the acquisition date between a willing buyer and a willing seller in an arm's length transaction after proper marketing wherein the parties had each acted knowledgably, prudently and without compulsion. Any excess of the purchase price over the fair value of the identifiable assets and liabilities acquired is recognized as goodwill. If the cost of acquisition is less than fair value of the identifiable assets and liabilities, the difference is recorded as a gain in profit or loss. Associated transaction costs are expensed when incurred.

Fair value determination [Policy Text Block]

(c) Fair value determination

A number of the Company's accounting policies and disclosures require the determination of fair value for both financial and non-financial assets and liabilities. Fair values have been determined for measurement and/or disclosure purposes based on the following methods. When applicable, further information about the assumptions made in determining the fair values is disclosed in the notes specific to that asset or liability.

The Company classifies fair values according to the following hierarchy based on the amount of observable inputs used to value the instruments:

• Level 1: Values based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical assets and liabilities.

• Level 2: Values based on quoted prices in markets that are not active or model inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.

• Level 3: Values based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

There were no transfers between levels of the hierarchy during the year.

Cash
The fair value of cash approximates its carrying value due to the short-term to maturity.

Accounts receivable, accounts payable and accrued liabilities, promissory notes, and long-term debt
The fair value of accounts receivable, accounts payable and accrued liabilities, promissory notes, and long-term debt are estimated as the present value of future cash flows, discounted at the market rate of interest at the reporting date. As at December 31, 2021 and December 31, 2020, the fair value of accounts receivable, accounts payable and accrued liabilities and promissory notes approximated their carrying value due to their short term to maturity. The fair value of long-term debt approximates its carrying value as it bears a floating market rate of interest.

Derivatives - commodity contracts
The fair value of financial forward contracts and swaps is determined by discounting the difference between the contracted prices and published forward curves at the statement of financial position date, using the remaining contracted oil and natural gas volumes and a risk-free interest rate adjusted for the credit risk of the counterparty. The Company has used Level 2 to determine the fair value of its commodity contracts.

Fair value of development partnership liabilities
The amounts recorded for the fair value of the development partnerships liabilities are determined by discounting the estimated future payments required based on estimates of future cash flows to be generated by the underlying reserves in the partnerships. The Company has used Level 3 to determine the fair value of development partnership liabilities.

Property, plant and equipment, and exploration and evaluation assets
The fair value less costs of disposal values used to determine the recoverable amounts of property, plant and equipment and exploration and evaluation assets, if it is higher than value in use, are classified as Level 3 fair value measurements as they are not based on observable market data.

Foreign currency [Policy Text Block]

(d) Foreign currency

Foreign currency translation includes the translation of foreign currency transactions and the translation of foreign operations.

Foreign currency transactions translations occur when translating transactions and balances in foreign currencies to the applicable functional currency of the Company and its subsidiaries. Gains and losses from foreign exchange transactions are recorded as foreign exchange gains and losses in the statement of income (loss). Foreign currency transactions translation occur as follows:

  Revenues and expenses are translated at the prevailing rates on the date of the transaction.
  Non-monetary assets and liabilities are carried at the rates prevailing on the date of the transaction.
  Monetary assets and liabilities are translated at rates prevailing at the balance sheet date.

Foreign operation translation occurs when translating the financial statements of the Canadian parent Company to the US dollar reporting currency. Gains and losses from foreign operation translations are recorded in the statement of changes in shareholders equity(deficiency). Foreign operation translation occurs as follows,

  Revenue and expenses are translated at the average exchange rate for the period.
  All assets and liabilities are translated at the rates prevailing at the balance sheet date.

Cash [Policy Text Block]	(e) Cash Cash includes amounts on deposit with banks.
Financial instruments [Policy Text Block]

(f) Financial instruments

Classification and Measurement

On initial recognition, financial instruments are measured at fair value. Measurement in subsequent periods depends on their context within the Company's business model and the characteristics of the contractual cash flows as described below:

Financial Assets	Subsequent Measurement
Cash	Amortized cost
Accounts receivable	Amortized cost
Financial Liabilities	Subsequent Measurement
Accounts payable and accrued	Amortized cost
liabilities
Derivative commodity contracts	Fair value through profit or loss
Development partnership	Fair value through profit or loss
liabilities
Promissory notes	Amortized cost
Lease obligations	Amortized cost
Asset backed preferred	Amortized cost
instrument
Long-term debt	Amortized cost

Debt issuance costs related to borrowings measured at amortized cost are amortized to finance expense over the term of the borrowings using the effective interest method.

Derivative Financial Instruments

The Company has entered into certain financial risk management contracts in order to manage the exposure to market risks from fluctuations in commodity prices and interest rates. The Company has not designated its financial risk management contracts as effective accounting hedges and, therefore, has not applied hedge accounting, even though the Company considers all risk management contracts to be economic hedges. As a result, all financial risk management contracts are classified as fair value through profit or loss and are recorded on the consolidated statement of financial position at fair value. Transaction costs are recognized in the consolidated statement of loss and comprehensive loss as incurred.

Impairment

Impairment of financial assets is based on expected credit losses. The Company's accounts receivable are considered collectible within one year or less; therefore, these financial assets are not considered to have significant financing component and a lifetime expected credit loss ("ECL") is measured as the date of initial recognition.

The Company assesses the lifetime ECL applicable to its accounts receivable at initial recognition and re-assesses the provision at each reporting date. Lifetime ECLs are a probability-weighted estimate of all possible default events over the expected life of a financial asset and are measured as the difference between the present value of the cash flows due to the Company and the cash flows the Company expects to receive. In making an assessment as to whether the Company's financial assets are credit-impaired, the Company considers bad debts that the Company has incurred historically, evidence of a debtor's present financial condition and whether a debtor has breached certain contracts, the probability that a debtor enter bankruptcy or other financial reorganization, changes in economic conditions that correlate to increased levels of default, and the term to maturity of the specified receivable. The carrying amounts of accounts receivable are reduced by the amount of the ECL through an allowance account and losses are recognized as bad debt expense in profit or loss.

Based on industry experience, the Company considers financial assets to be in default when the receivable is more than 90 days past due. Once the Company has pursued collection activities and it has been determined that the incremental cost of collection pursuits outweigh the benefits of collection, the Company derecognizes the gross carrying amount of the asset and the associated allowance from the consolidated statement of financial position.

Oil and natural gas interests [Policy Text Block]

(g) Oil and natural gas interests

(i) Recognition and measurement

Exploration and evaluation assets:

Pre-license costs incurred before the Company has attained legal rights to explore an area are recognized in profit or loss.

Exploration and evaluation costs, including the costs of acquiring leases and licenses, technical services and studies, geophysical and geological activities, seismic acquisition, exploration drilling, testing and decommissioning costs are initially capitalized as exploration and evaluation assets. The costs are accumulated in cost centres by exploration area pending determination of technical feasibility and commercial viability. Assets classified as exploration and evaluation are not depleted or depreciated until after these assets are reclassified to property, plant and equipment.

Exploration and evaluation assets are tested separately from property and equipment for impairment and are assessed for impairment if (i) sufficient data exists to determine technical feasibility and commercial viability, and (ii) facts and circumstances suggest that the carrying amount exceeds the recoverable amount. When an exploration and evaluation asset is determined not to be technically feasible or commercially viable, or the Company decides not to continue with its activity, the unrecoverable exploration and evaluation costs are charged to profit or loss.

The technical feasibility and commercial viability of extracting resources is considered to be determinable when proved reserves are determined to exist. A review of each exploration license or field is carried out, at least annually, to ascertain whether proved reserves have been discovered. Upon determination of proved reserves, exploration and evaluation assets attributable to those reserves are first tested for impairment and then reclassified from exploration and evaluation assets to a separate category within property, plant and equipment referred to as oil and natural gas interests.

Exchanges, swaps and farm-outs that involve only exploration and evaluation assets are accounted for at cost. Any gains or losses from the disposal of exploration and evaluation assets are recognized in profit or loss.

Property, plant and equipment:

All costs directly associated with the development and production of oil and natural gas interests are capitalized on an area-by-area basis as oil and natural gas interests if they extend or enhance the recoverable reserves of the underlying assets. Items of property, plant and equipment, which include oil and natural gas development assets, are measured at cost less accumulated depletion and depreciation and accumulated impairment losses. Development costs include expenditures for areas where technical feasibility and commercial viability has been determined. These costs include property acquisitions with proved reserves, development drilling, completion, gathering and infrastructure, decommissioning costs and transfers of exploration and evaluation assets. The costs of the day-to-day servicing of property, plant and equipment are recognized in profit or loss as incurred.

Gains and losses on disposal of property, plant and equipment, property swaps and farm-outs, are determined by comparing the proceeds or fair value of the asset received or given up with the carrying amount of property, plant and equipment and are recognized in profit or loss. Exchanges of properties are measured at fair value, unless the transaction lacks commercial substance or fair value cannot be reliably measured. Where the exchange is measured at fair value, a gain or loss is recognized in profit or loss.

(ii) Depletion

The net carrying value of oil and natural gas interests included in property, plant and equipment is depleted using the unit of production method by reference to the ratio of production in the period to the related proved and probable reserves, for wells included in property, plant and equipment taking into account estimated future development costs necessary to bring those reserves into production. Oil and natural gas interests including processing facilities and well equipment are componentized into groups of assets with similar useful lives for the purposes of performing depletion calculations. Relative volumes of reserves and production are converted at the energy equivalent conversion ratio of six thousand cubic feet of natural gas to one barrel of oil. Future development costs are estimated taking into account the level of development required to produce the reserves.

(iii) Impairment

The carrying amounts of the Company's property, plant and equipment and exploration and evaluation assets are reviewed at each reporting date to determine whether there is any indication of impairment. These indicators include, but are not limited to, extended decreases in prices or margins for oil and natural gas commodities or products, a significant downward revision in estimated reserves, an upward revision in future development costs, significant decrease in fair values of undeveloped lands in close proximity to lands held by the Company or management's decision to no longer pursue certain evaluation projects. If any such indication exists, then the asset's recoverable amount is estimated.

For the purpose of impairment testing, exploration and evaluation assets and property, plant and equipment are tested separately and are grouped into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets or cash generating units ("CGU"). Geological formation, product type, geography and internal management operations and processes are key factors considered when grouping the Company's oil and natural gas interests into CGUs.

The recoverable amount of an asset or a CGU is the greater of its value in use and its fair value less costs of disposal. Fair value is determined to be the amount for which the asset could be sold in an arm's-length transaction between knowledgeable and willing parties. Unless indicated otherwise, the recoverable amount used in assessing impairment losses is value in use. The Company estimates fair value less cost of disposal using discounted future net cash flows of proved and probable reserves for wells included in property, plant and equipment based on forecast prices and costs and including future development costs. The cash flows are discounted at an appropriate discount rate which would be applied by a market participant. Value in use is determined by estimating the present value of the future net cash flows to be derived from the continued use of the CGU in its present form. These cash flows are discounted at a rate based on the time value of money and risks specific to the CGU.

An impairment loss is recognized if the carrying amount of an asset or its CGU exceeds its estimated recoverable amount. Impairment losses are recognized in profit or loss. An impairment loss in respect of property, plant and equipment recognized in prior years, is assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset's carrying amount does not exceed the carrying amount that would have been determined, net of depletion and depreciation, if no impairment loss had been recognized.

Provisions and contingencies [Policy Text Block]

(h) Provisions and contingencies

A provision is recognized if, as a result of a past event, the Company has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. The obligation is not recorded and is disclosed as a contingent liability if it is not probable that an outflow will be required, if the amount cannot be estimated reliably or if the occurrence of the outflow can only be confirmed by the occurrence of a future event. Provisions are not recognized for future operating losses. Contingent assets are disclosed if a future economic benefit is probable but are only recorded when recovery of the contingent asset is virtually certain.

(i) Decommissioning liabilities

The Company's activities give rise to dismantling, decommissioning and site disturbance remediation activities. Provisions are made for the estimated cost of site restoration and capitalized to exploration and evaluation assets or property, plant and equipment and are depleted over the useful life of the assets.

Decommissioning liabilities are measured at the present value of management's best estimate of the risk adjusted cash flows required to settle the present obligation at the consolidated statement of financial position date. The future cash flow estimates are adjusted to reflect the risks specific to the liability. Subsequent to the initial measurement, the liability is adjusted at the end of each period to reflect the passage of time using a risk-free interest rate and changes in the estimated future cash flows underlying the liability. The increase in the provision due to the passage of time is recognized as a finance cost whereas increases/decreases due to changes in the estimated future cash flows or timing are recognized as changes in the decommissioning liability and related asset. Actual costs incurred upon settlement of the decommissioning liabilities are charged against the liability to the extent the liability was established. Any differences between the recorded liability and the actual costs incurred are recorded as a gain or loss in the consolidated statement of loss and comprehensive loss.

Revenue recognition [Policy Text Block]

(i) Revenue recognition

Revenue from the sale of crude oil, natural gas and natural gas liquids is recorded when control of the product is transferred to the buyer based on the consideration specified in the contracts with customers. This usually occurs when the product is physically transferred at the delivery point agreed upon in the contract and legal title to the product passes to the customer (often at terminals, pipelines, or other transportation methods).

The Company sells its production pursuant to variable-priced contracts. The transaction price for variable-price contracts is based on commodity price, adjusted for quality, location, or other factors, whereby each component of the pricing formula can be either fixed or variable, depending on the contract terms. Commodity prices are based on market indices that are determined on a monthly or daily basis.

The Company evaluates its arrangements with third parties and partners to determine if the Company acts as the principal or as an agent. In making this evaluation, the Company considers if it obtains control of the product delivered or services provided, which is indicated by the Company having the primary responsibility for the delivery of the product or rendering of the service, having the ability to establish prices or having inventory risk.

If the Company acts in the capacity of an agent rather than as a principal in a transaction, then the revenue is recognized on a net-basis, only reflecting the fee, if any, realized by the Company from the transaction.

Expenses [Policy Text Block]

(j) Expenses

The costs associated with delivery, including the operating and maintenance costs, royalties and transportation are recognized in the same period in which the related revenue is earned and recorded.

Income taxes [Policy Text Block]

(k) Income taxes

Income tax expense comprises current and deferred tax. It is recognized in profit or loss except to the extent that it relates to a business combination, or items recognized directly in equity or in other comprehensive income/(loss).

The Company has determined that interest and penalties related to income taxes, including uncertain tax treatments, do not meet the definition of income taxes, and therefore accounted for them under IAS 37 Provisions, Contingent Liabilities and Contingent Assets.

a) Current tax

Current tax comprised the expected tax payable or receivable on the taxable income or loss for the year and any adjustment to the tax payable or receivable in respect of previous years. The amount of current tax payable or receivable is the best estimate of the tax amount expected to be paid or received that reflects uncertainty related to income taxes, if any, and is measured using tax rates enacted or substantively enacted at the reporting date.

Current tax assets and liabilities are offset only if certain criteria are met.

b) Deferred tax

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized on the initial recognition of assets or liabilities in a transaction that is not a business combination, on the initial recognition of goodwill or on temporary differences related to investments in subsidiaries, associates and joint arrangements to the extent that the group is able to control the timing of the reversal of the temporary differences and it is probably that they will not reverse in the foreseeable future.

Temporary differences in relation to a right-of-use asset and a lease liability for a specific lease are regarded as a net package (the lease) for the purpose of recognizing deferred tax.

Deferred tax assets are recognized for unused tax losses, unused tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be used. Future taxable profits are determined based on the reversal of relevant taxable temporary differences. If the amount of taxable temporary differences is insufficient to recognize a deferred tax asset in full, then future taxable profits, adjusted reversals of existing temporary differences, are considered, based on the business plans for individual subsidiaries in the group. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit swill be realized; such reductions are reversed when the probability of future taxable profits improves.

The measurement of deferred tax reflects the tax consequences that would follow from the manner in which the group expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities.

Deferred tax assets and liabilities are offset only if certain criteria are met.

Finance income and expenses [Policy Text Block]

(l) Finance income and expenses

Finance income, consisting of interest income, is recognized as it accrues in profit or loss using the effective interest method and/or when the Company's right to receive payments is established.

Finance expense is comprised of interest expense on borrowings, financing fees, accretion of promissory note discounts, debt issuance costs, lease liabilities, fair value changes in development partnerships, and accretion of the discount on decommissioning liabilities, and is recognized in the period in which it occurred.

Earnings (loss) per share [Policy Text Block]

(m) Earnings (loss) per share

Basic earnings (loss) per share is computed by dividing the income/(loss) by the weighted average number of shares outstanding during the period. Diluted earnings per share amounts are calculated by giving effect to the potential dilution that would occur if contracts to issue shares were exercised, fully vested, or converted to shares. The treasury stock method is used to determine the dilutive effect of dilutive instruments, where it is assumed that the proceeds received from the exercise price of in-the-money dilutive instruments are used to repurchase shares. The weighted average number of shares is determined on an as converted basis, where all MVS and PVS are treated as SVS, in addition, Origination Member Units are included as outstanding prior to the BCA (Note 2) based on the equivalent SVS.

Leases [Policy Text Block]

(n) Leases

At inception of a contract, the Company assesses whether a contract is, or contains a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Company assesses whether: the contract involves the use of an identified asset; the Company has the right to obtain substantially all of the economic benefits from the use of the asset throughout the period of use; and, the Company has the right to direct the use of the asset.

The company has elected not to recognize right of use assets and lease liabilities for short term leases that have a term of 12 months or less and leases of low value assets. Leases to explore for or use crude oil, natural gas, minerals and similar non-regenerative resources are also exempt from the standard. The Company treats lease payments for the these types of leases as an expense when incurred, over the lease term, except for lease payments related to non producing properties which are capitalized.

The Company recognizes a right of use asset and a lease liability at the commencement date of the lease contract, which is the date that the lease asset is available to the Company. The lease asset is initially measured at cost. The cost of a lease asset includes the amount of the initial measurement of the lease liability, lease payments made at or before to the commencement date less any incentives received, initial direct costs and estimates of the decommissioning liability, if any. Subsequent to initial recognition, the lease asset is depreciated using the straight- line method over the earlier of the end of the useful life of the lease asset or the lease term. A lease obligation is recognized at the commencement of the lease term at the present value of the lease payments that are not paid at that date discounted using the rate implicit in the lease or the Company's incremental borrowing rate if the implicit rate is not readily available. Lease payments that are present valued include fixed payments, less any lease incentives receivable, variable lease payments that are based on index or rate, amounts expected to be payable under residual value guarantees, the exercise price of a purchase option that is reasonably certain of exercise and payment of penalties for terminating a lease if the lease term reflects exercising that option. Interest expense is recognized on the lease obligations using the effective interest rate method and payments are applied against the lease obligation. Optional renewal periods, or periods which are cancellable by the Company, are included in the lease payments if the Company is reasonably certain to exercise the renewal option or not cancel the lease. The lease liability is measured at amortized cost using the effective interest method. The lease liability is remeasured when there is a change in the Company's assessment of the expected lease term or is there is a lease modification.

Share based payments [Policy Text Block]

(o) Share based payments

The Company measures share based payments to non-employees at the fair value of goods or services received at the date of receipt of the goods or services. If the fair value of the goods and services cannot be reliably measured, the value of the share based payment will be used, measured using the Black-Scholes option pricing model or intrinsic value method.

Development partnership liabilities [Policy Text Block]

(p) Development partnership liabilities

The Company has issued certain units in a development partnership that gives holders of these units certain rights as further described in (Note 7). These units give the holders the right to receive certain variable cash flows based on the cash flows generated by the assets of the partnership. These units also give the holder the right to put the units back to the partnership at a variable price based on the value of the assets of the partnership at certain future dates. This put right qualifies as a derivative financial liability. These partnership units have been designated by the Company to be measured at fair value through profit or loss using Level 3 fair value measurements.

Non-controlling interest [Policy Text Block]

(q) Non-controlling interest

Non-controlling interests ("NCI") represent ownership interest in consolidated subsidiaries by parties that are not shareholders of the Company. They are shown as a component of total equity in the interim Consolidated Statements of Financial Position, and the share of income/(loss) attributable to NCI is shown as a component of net income/(loss) in the consolidated statements of operations and in the consolidated statement of comprehensive loss. Changes to the parent company's ownership that do not result in a loss of control are accounted as equity transactions.

NCI in a subsidiary is recognized at either fair value or at the non-controlling interest's proportionate share of the subsidiary net assets, determined on an acquisition-by-acquisition basis.

Shares and origination member units [Policy Text Block]

(r) Shares and origination member units

Proceeds from the issuance of shares and Origination Member Units are classified as equity. Incremental costs directly attributable to the issuance of shares or Origination Member Units are recognized as a deduction from equity.

Upon redemption of shares or Origination Member Units by the Company the excess (deficiency) of consideration paid to redeem shares or Origination Member Units over the weighted average carrying amount of member units at the time of redemption, is recorded as a charge (credit) to members' equity with no gain or loss recorded.